Fair Value of Financial Instruments (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable securities	$ 51,260	$ 0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	1,892,426	191,125	$ 346,260
Marketable securities	51,260
Total Assets	1,943,686	191,125	346,260
Total Liabilities	0	0
Total	1,943,686	191,125	346,260
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	0	0	0
Total Assets	0	0	0
Total Liabilities	0	0	0
Total	0	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	0	0	0
Total Assets	0	0	0
Total Liabilities	0	0	0
Total	$ 0	$ 0	$ 0